CPG CARLYLE COMMITMENTS FUND, LLC

SCHEDULE OF INVESTMENTS

June 30, 2024 (UNAUDITED)

CPG CARLYLE COMMITMENTS FUND, LLC(a)
Investment in CPG Carlyle Commitments Master Fund, LLC, at value - 100.10%(b)	$1,109,356,051
Liabilities in Excess of Other Assets (-0.10%)	(1,206,910)
Net Assets (100.00%)	$1,108,149,141

(a)	Invests the majority of its assets in CPG Carlyle Commitments Master Fund, LLC.
(b)	Categorized as Level 3 investment.

The Consolidated Schedule of Investments of CPG Carlyle Commitments Master Fund, LLC is included below.

CPG CARLYLE COMMITMENTS MASTER FUND, LLC

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2024 (UNAUDITED)

	Geographic	Financing	Acquisition			Percentage of
Investment Funds (99.44%)	Region	Stage	Date	Cost	Fair Value	Net Assets
Co-Investments (11.66%)
Access Holdings (FPG II), L.P.(a)(b)(c)	North America	Buyout	6/1/2024	$1,070,781	$1,045,468	0.09%
Carlyle Beacon Partners, L.P.(a)	Asia/Pacific	Growth	9/28/2018	10,327,515	15,042,102	1.36%
Carlyle Eagle Coinvestment, L.P.(a)	North America	Buyout	2/15/2018	4,350,112	30,969,726	2.79%
Carlyle Fourmi Co-Investment, L.P.(a)	Asia/Pacific	Growth	6/29/2018	15,672,434	10,915,246	0.98%
Carlyle Jumper Coinvestment, L.P.(a)(b)(c)	North America	Buyout	12/13/2023	11,939,749	12,355,569	1.11%
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	Buyout	11/11/2016	143,119	290,804	0.03%
Carlyle RDSL Coinvestment, L.P.(a)(c)	South America	Growth	9/30/2015	7,335,635	11,433,597	1.03%
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	Growth	9/30/2015	9,565,027	8,237,061	0.74%
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	Buyout	12/28/2017	0	576,231	0.05%
CEMOF II Master Co-Investment Partners, L.P.(a)(b)	North America	Growth	9/12/2016	0	10,129	0.00	%(d)
Matador Co-Investment SCSp(a)(c)	Europe	Special Situations	9/30/2019	5,327,030	5,938,815	0.54%
Nash Coinvestment, L.P.(a)(c)	Africa	Buyout	10/10/2017	7,080,599	9,171,362	0.83%
Neptune Coinvestment, L.P.(a)(b)(c)	Europe	Buyout	6/23/2017	197,844	2,208,280	0.20%
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	Growth	1/30/2018	14,308,022	21,223,394	1.91%
Total Co-Investments				87,317,867	129,417,784

Primary Investments (53.82%)
AlpInvest Atom Fund (Onshore), L.P.(a)(c)	North America	Global	1/8/2022	16,035,274	20,942,850	1.89%
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)(c)	North America	Buyout	11/13/2017	16,598,284	33,627,009	3.03%
Carlyle Asia Partners Growth I, L.P.(a)(b)(c)	Asia/Pacific	Growth	5/23/2016	9,782,458	2,889,731	0.26%
Carlyle Asia Partners IV, L.P.(a)(c)	Asia/Pacific	Buyout	5/25/2014	28,875,746	13,552,796	1.22%
Carlyle Asia Partners V, L.P.(a)(c)	Asia/Pacific	Buyout	10/30/2017	84,816,892	90,235,231	8.13%
Carlyle Asia Partners VI, L.P.(a)(b)(c)	Asia/Pacific	Buyout	3/6/2023	0	(1,124,091)	(0.10)%
Carlyle Europe Partners V, L.P.(a)(c)	Europe	Buyout	4/23/2018	31,163,188	35,756,290	3.22%
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	Growth	3/28/2015	11,312,153	19,229,871	1.73%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	Growth	11/30/2018	19,387,861	22,793,861	2.05%
Carlyle Europe Technology Partners V, S.C.Sp.(a)(b)(c)	Europe	Growth	3/11/2022	17,674,688	12,787,898	1.15%
Carlyle Global Financial Services Partners II, L.P.(a)(b)(c)	Global	Buyout	6/30/2014	6,156,457	10,679,381	0.96%
Carlyle Global Financial Services Partners III, L.P.(a)(c)	Global	Buyout	6/30/2017	24,741,799	34,300,905	3.09%
Carlyle International Energy Partners II, S.C.Sp.(a)(c)	Global	Special Situations	11/30/2018	9,792,782	8,119,909	0.73%
Carlyle International Energy Partners, L.P.(a)(c)	Global	Special Situations	3/12/2014	25,320,488	20,512,731	1.85%
Carlyle Partners VI, L.P.(a)(c)	North America	Buyout	9/20/2013	7,064,313	5,325,656	0.48%
Carlyle Partners VII, L.P.(a)(c)	North America	Buyout	11/29/2017	100,059,857	123,042,511	11.09%
Carlyle Partners VIII, L.P.(a)(c)	North America	Buyout	9/10/2021	49,236,434	53,335,914	4.81%

	Geographic	Financing	Acquisition			Percentage of
Investment Funds (99.45%) (continued)	Region	Stage	Date	Cost	Fair Value	Net Assets
Primary Investments (53.82%) (continued)
Coatue Growth Fund V-B, L.P.(a)(b)(c)	North America	Growth	3/31/2024	$155,949	$152,730	0.01%
CVC Credit Partners Global Special Situations Fund II SCSP(a)(c)	Europe	Special Situations	6/6/2019	9,915,384	13,446,498	1.21%
Golub Capital Partners 10, L.P.(a)(c)	North America	Credit	10/1/2016	13,125,000	13,551,720	1.22%
Hunter Point Capital Structured Notes Issuer, LLC(a)(b)(c)	North America	Special Situations	12/30/2022	2,845,600	2,845,598	0.26%
JLL Partners Fund VII, L.P.(a)(b)(c)	North America	Buyout	3/31/2016	5,082,039	10,119,132	0.91%
Riverside Capital Appreciation Fund VII, L.P.(a)(b)(c)	North America	Buyout	9/16/2019	2,917,797	4,249,673	0.38%
Riverside Micro-Cap Fund VI, L.P.(a)(c)	North America	Buyout	8/26/2021	6,348,269	5,894,770	0.53%
Spring Bridge Partners, L.P.(a)(b)(c)	North America	Buyout	9/17/2019	4,925,208	7,490,234	0.68%
Tiger Global Private Investment Partners XV, L.P.(a)(b)(c)	North America	Growth	3/18/2022	9,383,794	6,422,204	0.58%
Vitruvian Investment Partnership IV(a)(b)(c)	Europe	Growth	8/31/2020	10,018,259	11,383,281	1.03%
Warburg Pincus Financial Sector II, L.P.(a)(b)(c)	North America	Growth	6/9/2022	11,404,101	15,769,190	1.42%
Total Primary Investments				534,140,074	597,333,483

Secondary Investments (33.96%)
Access Holdings (FPG), L.P.(a)(b)	North America	Buyout	7/22/2021	8,376,341	7,472,374	0.67%
AE Industrial Partners Extended Value Fund, L.P.(a)(b)(c)	North America	Buyout	6/2/2021	1,845,736	2,346,754	0.21%
ASP Helios III, L.P.(a)(b)(c)	Europe	Buyout	4/29/2022	13,677,974	22,408,063	2.02%
ASP Jordan, L.P.(a)(b)(c)	Europe	Buyout	4/21/2023	18,078,944	27,765,651	2.50%
ASP Oyster, L.P(a)(b)(c)	Europe	Buyout	4/21/2023	15,360,000	21,894,724	1.97%
Audax Private Equity Fund, L.P.(a)(b)	North America	Buyout	9/30/2016	0	3,490	0.00	%(d)
Blue Point Capital Partners II, L.P.(a)(b)	North America	Growth	10/23/2020	0	118,921	0.01%
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	Buyout	4/2/2014	140,550	4,015	0.00	%(d)
Brentwood Associates Opportunities Fund, L.P.(a)(b)(c)	North America	Growth	4/1/2021	2,522,844	2,520,003	0.23%
Carlyle Asia Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	Buyout	12/30/2014	0	0	0.00	%(d)
Carlyle Asia Partners IV Access Fund, L.L.C.(a)(c)	Asia/Pacific	Buyout	12/31/2018	0	1,319,471	0.12%
Carlyle Asia Partners IV, L.P.(a)(c)	Asia/Pacific	Buyout	5/24/2017	10,551,847	28,861,068	2.60%
Carlyle Cardinal Ireland Fund, L.P.(a)(b)(c)	Europe	Growth	10/31/2017	139,816	28,509	0.00	%(d)
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)(b)(c)	North America	Growth	9/30/2016	0	19,131	0.00	%(d)
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)	Europe	Buyout	4/2/2014	545	67,215	0.01%
Carlyle Europe Partners II, L.P.(a)(b)(c)	Europe	Buyout	7/1/2013	0	456,018	0.04%
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	Buyout	4/2/2014	2,342,387	141,310	0.01%
Carlyle Europe Technology Partners II, L.P.(a)(b)(c)	Europe	Growth	12/31/2018	0	2,974	0.00	%(d)
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	Growth	1/24/2022	9,113,666	10,683,281	0.96%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	Growth	1/24/2022	3,978,810	3,417,321	0.31%
Carlyle Fourmi Co-Investment, L.P.(a)(b)	North America	Growth	1/18/2024	18,542,986	15,160,691	1.37%
Carlyle Global Financial Services Partners II, L.P.(a)(b)(c)	Global	Buyout	12/31/2017	1,440,343	4,822,284	0.43%
Carlyle Global Financial Services Partners, L.P.(a)(b)(c)	Global	Buyout	6/30/2014	0	199,664	0.02%

	Geographic	Financing	Acquisition			Percentage of
Investment Funds (99.45%) (continued)	Region	Stage	Date	Cost	Fair Value	Net Assets
Secondary Investments (33.96%) (continued)
Carlyle Infrastructure Partners, L.P.(a)(b)(c)	North America	Buyout	8/29/2014	$1,418,216	$441,757	0.04%
Carlyle International Energy Partners, L.P.(a)(c)	Global	Special Situations	12/29/2017	6,163,473	4,786,304	0.43%
Carlyle MENA Partners, L.P.(a)(c)	Middle East/North Africa	Buyout	9/28/2018	0	35,041	0.00	%(d)
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	Credit	12/30/2015	7,568,929	2,615,189	0.24%
Carlyle Partners V Coinvestment, L.P.(a)	North America	Buyout	4/2/2014	431,864	607,355	0.05%
Carlyle Partners V, L.P.(a)(b)(c)	North America	Buyout	6/28/2013	0	6,029,337	0.54%
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)	North America	Buyout	8/31/2014	202,601	56,437	0.01%
Carlyle Partners VI, L.P.(a)(c)	North America	Buyout	7/6/2016	0	2,274,133	0.20%
Carlyle Realty Partners VI, L.P.(a)(b)(c)	North America	Buyout	4/25/2018	119,415	204,741	0.02%
Carlyle South America Buyout Fund, L.P.(a)(c)	South America	Buyout	10/31/2017	2,310,190	1,608,246	0.14%
Carlyle Strategic Partners II, L.P.(a)(b)(c)	North America	Special Situations	8/16/2013	2,205,745	0	0.00	%(d)
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	Special Situations	4/2/2014	0	111,297	0.01%
Carlyle U.S. Equity Opportunity Fund II Coinvestment, L.P.(a)	North America	Growth	3/15/2019	0	0	0.00	%(d)
Carlyle U.S. Equity Opportunity Fund II, L.P.(a)(c)	North America	Growth	3/20/2018	3,540,499	5,751,992	0.52%
Carlyle U.S. Growth Fund III, L.P.(a)(b)(c)	North America	Growth	12/31/2018	0	91,766	0.01%
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(b)(c)	North America	Buyout	9/30/2014	2,060,258	55,778	0.01%
Cerberus Institutional Overseas IV, Ltd.(a)(b)(c)	North America	Special Situations	7/1/2018	0	143,993	0.01%
Cerberus Institutional Partners, L.P. - Series 4(a)(b)(c)	North America	Special Situations	10/17/2019	0	7,394	0.00	%(d)
Cerberus International SPV, Ltd. Class A(a)(b)	North America	Special Situations	7/1/2018	0	307,838	0.03%
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	Special Situations	6/13/2016	0	168,612	0.02%
Cerberus International, Ltd. Class A(a)(b)	North America	Special Situations	7/1/2018	0	149,757	0.01%
Coatue Growth Fund V(a)(b)(c)	North America	Growth	7/14/2023	1,170,151	1,957,387	0.18%
Delta-V PS, L.P.(a)(b)	Israel	Growth	5/1/2023	5,135,000	11,631,483	1.05%
Euro Wagon II, L.P.(a)(b)	North America	Special Situations	7/1/2016	0	92,925	0.01%
FB HA Holdings, L.P.(a)(b)	North America	Growth	8/30/2021	5,108,173	5,656,857	0.51%
Forward Ventures IV, L.P.(a)(b)	North America	Growth	3/29/2019	0	56,211	0.01%
Harbinger Streamline Offshore Fund, L.L.C.(a)(b)	North America	Special Situations	7/1/2018	768,168	0	0.00	%(d)
Icon Software Partners, L.P. (Class B)(a)(c)	North America	Growth	9/1/2020	87,955	10,849,307	0.98%

	Geographic	Financing	Acquisition			Percentage of
Investment Funds (99.45%) (continued)	Region	Stage	Date	Cost	Fair Value	Net Assets
Secondary Investments (33.96%) (continued)
JLL Partners Fund V, L.P.(a)(b)(c)	North America	Buyout	12/30/2015	$1,884,003	$1,997,917	0.18%
Laverne Buyer Holdings I, LLC(a)(b)	North America	Growth	4/10/2018	0	756,943	0.07%
Laverne Buyer Holdings II, LLC(a)(b)	North America	Growth	4/10/2018	0	372,595	0.03%
Laverne Buyer Holdings III, LLC(a)(b)	North America	Growth	4/10/2018	4,812,405	3,769,535	0.34%
Laverne Buyer Holdings V, LLC(a)(b)	North America	Growth	4/10/2018	1,350,510	1,738,670	0.16%
LEP Opportunities II L.P(a)(b)(c)	North America	Buyout	7/6/2022	14,307,279	18,989,447	1.71%
MENA Coinvestment, L.P.(a)	Middle East/North Africa	Buyout	4/2/2014	11,379	133,166	0.01%
Neoma Private Equity Fund IV, L.P.(a)(b)(c)	Middle East/North Africa	Buyout	12/31/2017	5,944,958	3,382,080	0.30%
New Enterprise Associates 10, L.P.(a)(b)	North America	Growth	4/5/2017	0	75,893	0.01%
New Enterprise Associates 9, L.P.(a)(b)	North America	Growth	9/30/2016	0	21,940	0.00	%(d)
Newport Global Opportunities Fund, L.P.(a)(b)	North America	Buyout	12/29/2014	9,338,928	5,869,856	0.53%
OCM Opportunities Fund VII (Cayman), Ltd.(a)(b)	North America	Special Situations	10/17/2019	97,255	0	0.00	%(d)
OCM Opportunities Fund VII, L.P.(a)(b)	North America	Special Situations	10/17/2019	8,734	0	0.00	%(d)
OCM Opportunities Fund VIIb (Cayman), Ltd.(a)(b)(c)	North America	Special Situations	10/17/2019	531	0	0.00	%(d)
Passero 18, L.P.(a)(b)(c)	North America	Buyout	6/22/2018	344,375	13,366,230	1.20%
Pegasus WSJLL Fund, L.P.(a)(c)	North America	Buyout	12/15/2021	13,033,536	15,242,448	1.37%
Presidio Investors Elv Continuation Fund, L.P.(a)(c)	North America	Buyout	12/16/2022	9,526,234	10,815,064	0.97%
Revelstoke Epic Fund I, L.P(a)(b)(c)	North America	Growth	8/26/2019	14,094,983	26,146,658	2.36%
Riverside Micro-Cap Fund III, L.P.(a)(b)(c)	North America	Buyout	5/1/2019	0	6,796,597	0.61%
Riverstone Global Energy and Power Fund V, L.P.(a)(c)	North America	Buyout	9/30/2014	11,628,666	2,585,267	0.23%
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(b)(c)	North America	Buyout	9/30/2014	5,173,093	11,485	0.00	%(d)
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)(b)(c)	North America	Buyout	11/12/2014	729,431	49,515	0.00	%(d)
Strategic Value Global Opportunity Feeder Fund 1-A, L.P.(a)(b)	North America	Special Situations	12/31/2016	1,832,025	3,202,848	0.29%
Strategic Value Global Opportunity Fund 1-A, L.P.(a)(b)	North America	Special Situations	12/31/2016	122,510	209,428	0.02%
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	Special Situations	12/31/2016	1,917,818	12,952,179	1.17%
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	Special Situations	12/31/2016	168,691	1,108,570	0.10%
Styx International, Ltd. Series 1(a)(b)	North America	Credit	7/1/2018	163,573	276,614	0.02%

	Geographic	Financing	Acquisition			Percentage of
Investment Funds (99.45%) (continued)	Region	Stage	Date	Cost	Fair Value	Net Assets
Secondary Investments (33.96%) (continued)
Styx International, Ltd. Series 4(a)(b)	North America	Credit	7/1/2018	$77,126	$130,425	0.01%
Styx International, Ltd. Series 5(a)(b)	North America	Credit	7/1/2018	35,720	60,406	0.01%
Tiger Global XV(a)(b)(c)	North America	Growth	7/14/2023	2,288,760	3,211,102	0.29%
TPG AAF Partners N-A, L.P.(a)(c)	North America	Buyout	6/22/2021	0	23,421	0.00	%(d)
Varde Investment Partners L.P.(a)(b)	North America	Special Situations	9/30/2016	0	0	0.00	%(d)
Vitruvian Inv. Partnership I Continuation Fund(a)(b)(c)	Europe	Growth	8/7/2019	5,993,027	11,141,691	1.00%
Warburg Pincus Energy, L.P.(a)(b)(c)	North America	Buyout	9/28/2018	1,213,816	1,799,783	0.16%
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	Growth	9/29/2017	17,519,554	14,863,046	1.34%
Warrior Buyer Holdings, LLC(a)(b)	North America	Special Situations	10/2/2018	16,819,431	9,906,903	0.89%
Total Secondary Investments				284,841,777	376,411,791

Total Investment Funds				$906,299,718	$1,103,163,058

Short-Term Investments (5.72%)	Cost	Fair Value
Money Market Funds (5.72%)
Fidelity Treasury Only Money Market Fund, 4.94%(e)	13,937,271	13,937,271
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 5.17%(e)	13,848,856	13,848,856
JP Morgan 100% U.S. Treasury Securities Money Market Fund, Class I, 5.28%(e)	13,946,908	13,946,908
Morgan Stanley Institutional Liquidity Fund, Class I, 5.14%(e)	9,122,934	9,122,934
UMB Demand Deposit, 4.78%(e)	12,606,490	12,606,490

Total Money Market Funds	63,462,459	63,462,459

Total Short-Term Investments	$63,462,459	$63,462,459

Total Investments (105.16%)	$969,762,177	$1,166,625,517
Liabilities in Excess of Other Assets (-5.16%)		(57,269,466)
Net Assets (100.00%)		$1,109,356,051

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $1,103,163,057, which represents 99.44% of net assets as of June 30, 2024.
(b)	Non-income producing security.
(c)	The Fund held unfunded commitments in the investment as of June 30, 2024. Total unfunded commitments amount to $420,502,605 as of June 30, 2024.
(d)	Rounds to less than 0.005%
(e)	The rate shown is the annualized 7-day yield as of June 30, 2024.

Investments as of June 30, 2024

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	11.66%
Primary Investments	53.82%
Secondary Investments	33.96%
Total Investment Funds	99.44%
Short-Term Investments
Money Market Fund	5.72%
Total Investments	105.16%
Liabilities in excess of other assets	(5.16%)
Total Net Assets	100.00%

See accompanying Notes to Consolidated Schedule of Investments.

CPG CARLYLE COMMITMENTS MASTER FUND LLC

Notes to Quarterly Statements of Investments

June 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

CPG Carlyle Commitments Fund, LLC (the “Fund”) invests substantially all of its assets in CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”). The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the value that the Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient. The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective Investment Funds’ operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Master Fund’s Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of June 30, 2024:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Investments in Securities at Value
Investments in Private Investment Funds	$—	$—	$—	$1,103,163,058	$1,103,163,058
Short-Term Investments	63,462,459	—	—	—	72,325,563
TOTAL	$63,462,459	$—	$—	$1,103,163,058	$1,166,625,517

The Master Fund held Investment Funds with a fair value of $1,103,163,058, that, in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of June 30, 2024. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value: